Earnings per share - Additional Information (Details)			3 Months Ended			9 Months Ended
	Jul. 10, 2024	Jul. 06, 2023	Sep. 30, 2024 shares	Mar. 31, 2024	Sep. 30, 2023 shares	Sep. 30, 2024 shares	Sep. 30, 2023 shares
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	35,082	29,676		18,450		23,118
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)			72,319		36,000	52,978	36,000
Dilutive effect of share options on number of ordinary shares			140,310		57,262	154,178	71,197